Prospectus

                                                          RIVERSOURCE [LOGO](SM)
                                                                     INVESTMENTS

RIVERSOURCE(SM)

STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------


PROSPECTUS NOV. 29, 2005

AMENDED AS OF JUNE 16, 2006

> RIVERSOURCE STRATEGIC ALLOCATION
  FUND SEEKS TO PROVIDE SHAREHOLDERS
  MAXIMUM TOTAL RETURN THROUGH A
  COMBINATION OF GROWTH OF CAPITAL
  AND CURRENT INCOME.


--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS
THE FUND ................................................................     3P

Objective ...............................................................     3p

Principal Investment Strategies .........................................     3p

Principal Risks .........................................................     5p

Past Performance ........................................................     7p

Fees and Expenses .......................................................    10p

Other Investment Strategies and Risks ...................................    11p

Fund Management and Compensation ........................................    12p

FINANCIAL HIGHLIGHTS ....................................................    15P

BUYING AND SELLING SHARES ...............................................    S.1

   Buying Shares ........................................................    S.1

      Investment Options -- Classes of Shares ...........................    S.1

      Sales Charges .....................................................    S.3

      Opening an Account ................................................    S.8

   Buying Shares ........................................................    S.8

   Exchanging or Selling Shares .........................................    S.9

      Exchanges .........................................................    S.9

      Selling Shares ....................................................   S.10

VALUING FUND SHARES .....................................................   S.11

DISTRIBUTIONS AND TAXES .................................................   S.12

Dividends and Capital Gain Distributions ................................   S.12

Reinvestments ...........................................................   S.12

Taxes ...................................................................   S.12

GENERAL INFORMATION .....................................................   S.13



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2p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

THE FUND

OBJECTIVE


RiverSource Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities, and (4) cash. The Fund's investment manager, RiverSource Investments, LLC, determines the portion of the Fund's assets to be invested in each asset class. The investment manager expects to reset this mix, called the market mix, at least once every 12 to 18 months. The Fund may invest up to 50% of its total assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

In pursuit of the Fund's objective, the investment manager chooses investments by:

o     Considering opportunities and risks by country and currency.

o Identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issues and the types of securities held in the portfolio.

o Determining the appropriate allocation among asset classes based on the market mix the investment manager expects to provide the most favorable total return. The day-to-day allocation of investments will vary from the market mix, possibly for extended periods, but will remain within the ranges selected by the investment manager. As of the end of the most recent fiscal year, the market mix and ranges selected by the investment manager are:

ASSET CLASS                                                 MARKET MIX    RANGE
--------------------------------------------------------------------------------
 U.S. equity securities                                         50%       25-75%
--------------------------------------------------------------------------------
 U.S. and foreign debt securities                               45        10-50
--------------------------------------------------------------------------------
 Foreign equity securities                                       5         0-50
--------------------------------------------------------------------------------
 Cash                                                            0         0-30
--------------------------------------------------------------------------------


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                RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 3p
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

The investment manager chooses equity investments by:

o Using observable measures from publicly available data to identify U.S. and foreign companies of all sizes that exhibit:


      o     improving earnings and growth trends;

      o     financial strength; or


      o attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value.

o Buying those securities that offer above-average long-term growth potential.

The investment manager chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o Investing more heavily in certain sectors (for example, corporate bonds and government bonds) based on the investment manager's expectations for interest rates.

o Identifying U.S. and foreign bonds that are investment-grade or below investment-grade (lower-quality).

o Identifying securities that are expected to outperform other securities. In this analysis, the investment manager will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

o Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o     The security is overvalued relative to other potential investments.

      o     The interest rate or economic outlook has changed.

      o The security has reached the investment manager's price objective or moved above a reasonable valuation target.

      o     The investment manager has identified a more attractive opportunity.

      o The company has met or fails to meet the investment manager's earnings and/or growth expectations.

      o The issuer's credit quality has declined or the investment manager expects a decline (the Fund may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

      o The issuer or the security continues to meet the other standards described above.


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4p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


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                RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 5p
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

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


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6p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


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                RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 7p
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

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

  [THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

1995                  +19.26%
1996                  +12.15%
1997                  +14.54%
1998                   +8.41%
1999                  +11.95%
2000                   -3.83%
2001                   -5.12%
2002                  -12.59%
2003                  +19.75%
2004                  +12.93%

During the periods shown in the bar chart, the highest return for a calendar quarter was +11.94%% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -11.54%% (quarter ended Sept. 30, 2002).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2005 was +5.47%.


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8p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)
--------------------------------------------------------------------------------

                                                                                             SINCE             SINCE
                                                       1 YEAR    5 YEARS    10 YEARS    INCEPTION (B&Y)    INCEPTION (C)
------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation:
------------------------------------------------------------------------------------------------------------------------
   Class A
------------------------------------------------------------------------------------------------------------------------
      Return before taxes                               +6.43%    +0.33%      +6.57%         N/A               N/A
------------------------------------------------------------------------------------------------------------------------
      Return after taxes on distributions               +5.94%    -0.75%      +4.18%         N/A               N/A
------------------------------------------------------------------------------------------------------------------------
      Return after taxes on distributions
      and sale of fund shares                           +4.16%    -0.33%      +4.36%         N/A               N/A
------------------------------------------------------------------------------------------------------------------------
   Class B
------------------------------------------------------------------------------------------------------------------------
      Return before taxes                               +7.02%    +0.39%        N/A        +6.49%(a)           N/A
------------------------------------------------------------------------------------------------------------------------
   Class C
------------------------------------------------------------------------------------------------------------------------
      Return before taxes                              +11.10%      N/A         N/A          N/A             +0.83%(b)
------------------------------------------------------------------------------------------------------------------------
   Class Y
------------------------------------------------------------------------------------------------------------------------
      Return before taxes                              +13.11%    +1.70%        N/A        +7.46%(a)           N/A
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses or taxes)                 +10.88%    -2.30%     +12.07%      +11.33%(c)         -2.46%(d)
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (reflects
no deduction for fees, expenses or taxes)               +4.34%    +7.71%      +7.72%       +7.38%(c)         +7.66%(d)
------------------------------------------------------------------------------------------------------------------------
Blended Index (reflects no
deduction for fees, expenses or taxes)                  +8.30%    +1.98%     +10.66%      +10.10%(c)         +1.88%(d)
------------------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio Funds Index                   +9.50%    +1.16%      +8.50%       +8.09%(c)         +1.05%(d)
------------------------------------------------------------------------------------------------------------------------

(a)   Inception date is March 20, 1995.

(b)   Inception date is June 26, 2000.

(c)   Measurement period started April 1, 1995.

(d)   Measurement period started July 1, 2000.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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                RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 9p
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

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              CLASS A    CLASS B    CLASS C    CLASS Y

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                           5.75%(a)     none       none       none
------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)       none            5%         1%      none
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                  CLASS A    CLASS B    CLASS C    CLASS Y
------------------------------------------------------------------------------------------------------

Management fees(b)                                             0.64%      0.64%      0.64%      0.64%

------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                      0.25%      1.00%      1.00%      0.00%
------------------------------------------------------------------------------------------------------

Other expenses(c)                                              0.29%      0.31%      0.32%      0.37%
------------------------------------------------------------------------------------------------------
Total                                                          1.18%      1.95%      1.96%      1.01%

------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."


(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Flexible Portfolio Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.



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10p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

--------------------------------------------------------------------------------
EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------

Class A(a)                        $  688     $   928     $ 1,188     $   1,929
---------------------------------------------------------------------------------
Class B                           $  698(b)  $ 1,013(b)  $ 1,253(b)  $   2,079(c)
---------------------------------------------------------------------------------
Class C                           $  299(b)  $   616     $ 1,058     $   2,290
---------------------------------------------------------------------------------
Class Y                           $  103     $   322     $   559     $   1,241

---------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------

Class A(a)                          $  688    $   928    $ 1,188    $  1,929
-------------------------------------------------------------------------------
Class B                             $  198    $   613    $ 1,053    $  2,079(b)
-------------------------------------------------------------------------------
Class C                             $  199    $   616    $ 1,058    $  2,290
-------------------------------------------------------------------------------
Class Y                             $  103    $   322    $   559    $  1,241

-------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


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               RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 11p
--------------------------------------------------------------------------------

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


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12p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
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

The Portfolio pays RiverSource Investments a fee for managing is assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.59% of the Portfolio's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Fund's Board, at its discretion, may approve a change in the index. The maximum adjustment (increase or decrease) is 0.08% of the Portfolio's average net assets on an annual basis. Under the Agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The Portfolio is allocated among U.S and foreign equity securities (equity) and U.S. and foreign debt securities and cash (fixed income). Dimitris. J. Bertsimas leads the team that determines the allocations among these asset classes. In addition, Mr. Bertsimas leads the team of portfolio managers responsible for the day-to-day management of the equity portion of the Portfolio, which include:

Dimitris J. Bertsimas, Senior Portfolio Manager

o     Managed the Portfolio since 2002.


o     Joined RiverSource Investments as a portfolio manager in 2002.


o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o     MS and Ph.D., MIT.

Gina K. Mourtzinou, Portfolio Manager

o     Managed the Portfolio since 2002.


o     Joined RiverSource Investments as a portfolio manager in 2002.


o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

o Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

o     Ph.D., MIT.


--------------------------------------------------------------------------------
               RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 13p
--------------------------------------------------------------------------------

Jonathan Calvert, CFA, Portfolio Manager

o     Managed the Portfolio since 2004.


o     Joined RiverSource Investments in 2003.


o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

o     Began investment career in 1992.

o     Bachelor of Mathematics, University of Waterloo, Canada.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Portfolio are:

Jamie Jackson, Portfolio Manager

o     Co-Managed the Portfolio since 2003.

o     Leader of the liquid assets sector team.


o     Joined RiverSource Investments in 2003.


o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-Managed the Portfolio since 2003.

o     Leader of the structured assets sector team.


o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.


o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-Managed the Portfolio since 2003.

o     Leader of the investment grade corporate bond sector team.


o     Joined RiverSource Investments in 2002.


o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions at Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
14p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS A

----------------------------------------------------------------------------------------------------------------------------
   PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                                            2005       2004       2003        2002        2001
Net asset value, beginning of period                                $    8.73   $   7.88   $   6.88   $    7.93   $   10.52
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .15        .12        .15         .16        .22
Net gains (losses) (both realized and unrealized)                        1.22        .85        .99       (1.05)     (1.87)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.37        .97       1.14        (.89)     (1.65)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)      (.12)      (.14)       (.16)      (.22)
Distributions from realized gains                                          --         --         --          --       (.72)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.14)      (.12)      (.14)       (.16)      (.94)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.96   $   8.73   $   7.88   $    6.88   $   7.93
----------------------------------------------------------------------------------------------------------------------------
   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     938   $    886   $    895   $     869   $  1,186
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.09%       .99%      1.03%       1.01%       .97%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.54%      1.37%      1.93%       1.96%      2.40%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 134%       127%       196%        116%       152%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         15.81%     12.31%     16.67%     (11.43%)   (16.40%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
               RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 15p
--------------------------------------------------------------------------------

CLASS B

----------------------------------------------------------------------------------------------------------------------------
   PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                                            2005       2004       2003        2002       2001
Net asset value, beginning of period                                $    8.66   $   7.83   $   6.83   $    7.88   $  10.44
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .07        .05        .09         .10        .15
Net gains (losses) (both realized and unrealized)                        1.22        .83        .99       (1.05)     (1.84)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.29        .88       1.08        (.95)     (1.69)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.07)      (.05)      (.08)       (.10)      (.15)
Distributions from realized gains                                          --         --         --          --       (.72)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.07)      (.05)      (.08)       (.10)      (.87)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.88   $   8.66   $   7.83   $    6.83   $   7.88
----------------------------------------------------------------------------------------------------------------------------
   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      96   $     90   $    103   $     117   $    156
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.86%      1.76%      1.80%       1.78%      1.74%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .78%       .59%      1.17%       1.19%      1.64%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 134%       127%       196%        116%       152%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         14.93%     11.26%     15.92%     (12.19%)   (17.01%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
16p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

CLASS C

----------------------------------------------------------------------------------------------------------------------------
   PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                                            2005       2004       2003        2002       2001
Net asset value, beginning of period                                $    8.65   $   7.82   $   6.83   $    7.89   $  10.47
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .08        .06        .09         .10        .17
Net gains (losses) (both realized and unrealized)                        1.21        .83        .99       (1.05)     (1.86)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.29        .89       1.08        (.95)     (1.69)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.08)      (.06)      (.09)       (.11)      (.17)
Distributions from realized gains                                          --         --         --          --       (.72)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.08)      (.06)      (.09)       (.11)      (.89)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.86   $   8.65   $   7.82   $    6.83   $   7.89
----------------------------------------------------------------------------------------------------------------------------
   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $       7   $      4   $      3   $       1   $      1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.87%      1.77%      1.82%       1.81%      1.74%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .78%       .58%      1.12%       1.18%      1.68%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 134%       127%       196%        116%       152%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         14.92%     11.36%     15.86%     (12.23%)   (16.93%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
               RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS --- 17p
--------------------------------------------------------------------------------

CLASS Y

----------------------------------------------------------------------------------------------------------------------------
   PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                                            2005       2004       2003        2002       2001
Net asset value, beginning of period                                $    8.72   $   7.88   $   6.88   $    7.93   $  10.52
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .16        .13        .16         .18        .24
Net gains (losses) (both realized and unrealized)                        1.24        .84        .99       (1.05)     (1.87)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.40        .97       1.15        (.87)     (1.63)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.16)      (.13)      (.15)       (.18)      (.24)
Distributions from realized gains                                          --         --         --          --       (.72)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.16)      (.13)      (.15)       (.18)      (.96)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.96   $   8.72   $   7.88   $    6.88   $   7.93
----------------------------------------------------------------------------------------------------------------------------
   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $       4   $      5   $      6   $       7   $     10
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .92%       .83%       .86%        .84%       .80%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.72%      1.54%      2.11%       2.13%      2.56%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 134%       127%       196%        116%       152%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         16.13%     12.37%     16.86%     (11.28%)   (16.26%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
18p --- RIVERSOURCE STRATEGIC ALLOCATION FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS SUMMARY
--------------------------------------------------------------------------------

                               CLASS A              CLASS B             CLASS C(a)          CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                   Available to all     Available to all    Available to all    Limited to
                               investors.           investors.          investors.          qualifying
                                                                                            institutional
                                                                                            investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE           Yes. Payable at      No. Entire          No. Entire          No. Entire
                               time of purchase.    purchase price is   purchase price is   purchase price is
                               Lower sales charge   invested in shares  invested in         invested in shares
                               for larger           of the fund.        shares of the       of the fund.
                               investments.                             fund.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED            No.                  Maximum 5% CDSC     1% CDSC may apply   No.
SALES CHARGE (CDSC)                                 during the first    if you sell
                                                    year decreasing to  shares within one
                                                    0% after six years. year after
                                                                        purchase.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER       Yes.                 Yes.                Yes.                Yes.
SERVICE FEE(c)                 0.25%                1.00%               1.00%               0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A         N/A                  Yes.(d)             No.                 No.
--------------------------------------------------------------------------------------------------------------

(a)   RiverSource Small Company Index Fund does not offer Class C shares.

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1
--------------------------------------------------------------------------------

The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.



--------------------------------------------------------------------------------
S.2
--------------------------------------------------------------------------------

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

BUYING SHARES: SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                             AS A % OF                AS A % OF             MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE       PURCHASE PRICE**        NET AMOUNT INVESTED      AS A % OF PURCHASE PRICE
---------------------------------------------------------------------------------------------------
Up to $49,999                 5.75%                     6.10%                      5.00%
---------------------------------------------------------------------------------------------------
$50,000 - $99,999             4.75                      4.99                       4.00
---------------------------------------------------------------------------------------------------
$100,000 - $249,999           3.50                      3.63                       3.00
---------------------------------------------------------------------------------------------------
$250,000 - $499,999           2.50                      2.56                       2.15
---------------------------------------------------------------------------------------------------
$500,000 - $999,999           2.00                      2.04                       1.75
---------------------------------------------------------------------------------------------------
$1,000,000 or more            0.00                      0.00                       0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **   Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.



--------------------------------------------------------------------------------
                                                                             S.3
--------------------------------------------------------------------------------

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o     Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.


--------------------------------------------------------------------------------
S.4
--------------------------------------------------------------------------------

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.


--------------------------------------------------------------------------------
                                                                             S.5
--------------------------------------------------------------------------------

o     purchases made:

      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                    THE CDSC PERCENTAGE RATE IS:*
--------------------------------------------------------------------------------
First year                                                       5%
--------------------------------------------------------------------------------
Second year                                                      4%
--------------------------------------------------------------------------------
Third year                                                       4%
--------------------------------------------------------------------------------
Fourth year                                                      3%
--------------------------------------------------------------------------------
Fifth year                                                       2%
--------------------------------------------------------------------------------
Sixth year                                                       1%
--------------------------------------------------------------------------------
Seventh or eighth year                                           0%
--------------------------------------------------------------------------------

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.


--------------------------------------------------------------------------------
S.6
--------------------------------------------------------------------------------

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 31/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

--------------------------------------------------------------------------------

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o     in the event of the shareholder's death;

o     held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

      o     at least 591/2 years old AND

      o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

      o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.



--------------------------------------------------------------------------------
                                                                             S.7
--------------------------------------------------------------------------------

BUYING SHARES: OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase. The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                             FOR ALL FUNDS AND
                                             ACCOUNTS EXCEPT     RIVERSOURCE
                                             THOSE LISTED TO     DISCIPLINED SMALL   TAX QUALIFIED
                                             THE RIGHT           CAP VALUE FUND      ACCOUNTS
--------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                           $2,000              $5,000              $1,000
--------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                       $100                $100                $100
--------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                             $300                $2,500              None
--------------------------------------------------------------------------------------------------------

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                             FOR ALL FUNDS AND
                                             ACCOUNTS EXCEPT     RIVERSOURCE
                                             THOSE LISTED TO     DISCIPLINED SMALL   TAX QUALIFIED
                                             THE RIGHT           CAP VALUE FUND      ACCOUNTS
--------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                           $100                $5,000              $100
--------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                       $100                $100                $50
--------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**                            None                $2,500              None
--------------------------------------------------------------------------------------------------------

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

--------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an Employer-Sponsored Retirement Plan.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.8
--------------------------------------------------------------------------------

EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.



--------------------------------------------------------------------------------
                                                                             S.9
--------------------------------------------------------------------------------

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.



--------------------------------------------------------------------------------
S.10
--------------------------------------------------------------------------------

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.



--------------------------------------------------------------------------------
                                                                            S.11
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.



--------------------------------------------------------------------------------
S.12
--------------------------------------------------------------------------------

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



--------------------------------------------------------------------------------
                                                                            S.13
--------------------------------------------------------------------------------

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006) 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



--------------------------------------------------------------------------------
S.14
--------------------------------------------------------------------------------

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.



--------------------------------------------------------------------------------
                                                                            S.15
--------------------------------------------------------------------------------

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



--------------------------------------------------------------------------------
S.16
--------------------------------------------------------------------------------

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-4133

TICKER SYMBOL

Class A: IMRFX     Class B: IMRBX

Class C: --        Class Y: IDRYX

RIVERSOURCE [LOGO](SM)
           INVESTMENTS


                                                             S-6141-99 AA (6/06)